Leases - Leased Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Operating ROU asset	$ 92	$ 102
Finance lease right-of-use assets	20	16
Total lease assets	112	118
Liabilities:
Operating lease liability, current	25	24
Finance lease liability, current	9	7
Operating lease liability, non-current	72	83
Finance lease liability, non-current	15	14
Present value of lease liabilities	$ 121	$ 128
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other non-current assets	Other non-current assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Finance lease, right-of-use asset, accumulated amortization	$ 17	$ 16